UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    6/30

Date of reporting period:  3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value
	COMMON STOCKS - 80.2%
	APPAREL - 1.0%
6,200	Nike, Inc.	$ 365,862

	AUTO MANUFACTURERS - 0.0%
300	Ford Motor Co.	3,945

	BANKS - 8.9%
55,600	Bank of America Corp.	677,208
21,500	Fifth Third Bancorp	350,665
24,500	JPMorgan Chase & Co.	1,162,770
19,100	Wells Fargo & Co.	706,509
16,509	Western Alliance Bancorp *	228,485
		3,125,637
	BEVERAGES - 1.1%
3,000	Diageo PLC	377,520

	BIOTECHNOLOGY - 2.4%
17,340	Gilead Sciences, Inc. *	848,446

	COMMERCIAL SERVICES - 1.0%
5,700	Automatic Data Processing, Inc.	370,614

	COMPUTERS - 6.2%
4,950	Apple, Inc.	2,191,019

	COSMETICS/PERSONAL CARE - 2.0%
9,050	The Proctor & Gamble Co.	697,393

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
5,300	American Express Co.	357,538
2,500	Visa, Inc. - Cl. A	424,600
		782,138
	ELECTRIC - 1.0%
10,700	Exelon Corp.	368,936

	HOUSEHOLD PRODUCTS/WARES - 1.1%
4,200	The Clorox Co.	371,826

	INSURANCE - 11.5%
14,225	American International Group, Inc. *	552,215
20	Berkshire Hathaway, Inc. * Cl. A *	3,125,600
4,200	Travelers Cos., Inc.	353,598
		4,031,413
	INTERNET - 5.3%
1,325	Amazon.com, Inc.*	353,099
15,500	Facebook, Inc. *	396,490
1,420	Google, Inc. - Cl. A *	1,127,523
		1,877,112

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares		Value
	MEDIA - 2.4%
15,000	The Walt Disney Co.	$ 852,000

	MISCELLANEOUS - 1.3%
4,200	3M Co.	446,502

	OIL & GAS - 5.2%
5,800	ConocoPhillips	348,580
4,850	Exxon Mobil Corp.	437,034
8,200	Marathon Petroleum Corp.	734,720
63,000	Pengrowth Energy Corp.	321,300
		1,841,634
	PHARMACEUTICAL - 3.2%
6,300	Eli Lilly & Co.	357,777
4,650	Johnson & Johnson	379,115
13,000	Pfizer, Inc.	375,180
		1,112,072
	PIPELINES - 2.1%
3,750	Kinder Morgan Energy Partners LP	336,638
7,000	Plains All American Pipeline LP	395,360
		731,998
	REITS - 6.4%
46,400	American Capital Agency Corp.	1,520,992
5,400	Health Care REIT, Inc.	366,714
29,400	Healthcare Trust of America, Inc.	345,450
		2,233,156
	RETAIL - 8.1%
3,300	Costco Wholesale Corp.	350,163
21,150	The Home Depot, Inc.	1,475,847
14,500	Kohl's Corp.	668,885
5,000	Tiffany & Co.	347,700
		2,842,595
	SEMICONDUCTORS - 1.1%
17,000	Intel Corp.	371,450

	TELECOMMUNICATIONS - 4.4%
20,200	AT&T, Inc.	741,138
16,500	Verizon Communications, Inc.	810,975
		1,552,113
	TRANSPORTATION - 2.3%
3,800	Genesee & Wyoming, Inc. *	353,818
4,000	Kansas City Southern	443,600
		797,418

	TOTAL COMMON STOCKS - (Cost - $24,848,668)	28,192,796

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 14.0%
	EQUITY - 14.0%
32,750	Financial Select Sector SPDR Fund	$ 595,723
3,150	iShares Dow Jones Transportation Average Index Fund	350,595
7,750	iShares MSCI EAFE Index Fund	457,095
11,400	iShares Russell 2000 Index Fund	1,074,564
4,800	SPDR Dow Jones Industrial Average ETF Trust	698,016
4,400	SPDR S&P 500 ETF Trust	688,820
5,400	Vanguard Extended Market ETF	368,550
8,705	Vanguard Total Stock Market ETF	704,148
	TOTAL EXCHANGE TRADED FUNDS - (Cost $4,714,008)	4,937,511

Principal	BONDS & NOTES - 2.0%
	ENERGY-ALTERNATE SOURCES - 0.2%
85,000	LDK Solar Co. Ltd., 4.75%, 4/15/13	71,559

	FOREST PRODUCTS - 0.9%
324,000	Appleton Paper, Inc., 9.75%, 6/15/14	315,803

	RETAIL - 0.9%
300,000	New Albertsons, Inc., 7.25%, 5/1/13	300,750

	TOTAL BONDS & NOTES - (Cost - $671,297)	688,112

Shares	PREFERRED STOCKS - 1.2%
	BANKS - 0.4%
5,000	Associated Banc-Corp., 8.00%	143,650

	INSURANCE - 0.8%
11,000	Allianz AG - ADR, 8.375%	279,469

	TOTAL PREFERRED STOCKS - (Cost - $411,495)	423,119

	SHORT TERM INVESTMENT- 2.5%
	MONEY MARKET FUND - 2.5%
890,771	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.00% **	890,771
	TOTAL SHORT TERM INVESTMENT (Cost - $890,771)

	TOTAL INVESTMENTS - 99.9% (Cost - $31,536,239)(a)	$ 35,132,309
	OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 0.1%	42,784
	NET ASSETS - 100.0%	$ 35,175,093

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.
ADR - American Depositary Receipt

 (a) Represents cost for financial reporting purposes.    Aggregate cost for federal tax purposes is $31,573,847 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 4,009,613
	Unrealized depreciation:	(451,151)
	Net unrealized appreciation:	$ 3,558,462

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 28,192,796	$ -	$ -	$ 28,192,796
Exchange Traded Funds	4,937,511	-	-	4,937,511
Bond & Notes	-	688,112	-	688,112
Preferred Stocks	423,119	-	-	423,119
Money Market Funds	890,771	-	-	890,771
Total	$ 34,444,197	$ 688,112	$ -	$ 35,132,309

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/30/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/30/2013